PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2017
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Preferred Shares

at December 31	Number of Shares Outstanding	Current Yield		Annual Dividend Per Share		Redemption Price Per Share	Redemption and Conversion Option Date	Right to Convert Into[1,2]	2017	2016	2015
	(thousands)								(millions of Canadian $)[3]

Cumulative First Preferred Shares
Series 1	9,498	3.266%		$0.8165		$25.00	December 31, 2019	Series 2	233	233	233
Series 2	12,502	Floating	[4]	Floating		$25.00	December 31, 2019	Series 1	306	306	306
Series 3	8,533	2.152%		$0.538		$25.00	June 30, 2020	Series 4	209	209	209
Series 4	5,467	Floating	[4]	Floating		$25.00	June 30, 2020	Series 3	134	134	134
Series 5	12,714	2.263%		$0.56575	$5	$25.00	January 30, 2021	Series 6	310	310	342
Series 6	1,286	Floating	[4]	Floating		$25.00	January 30, 2021	Series 5	32	32	—
Series 7	24,000	4.00%		$1.00		$25.00	April 30, 2019	Series 8	589	589	589
Series 9	18,000	4.25%		$1.0625		$25.00	October 30, 2019	Series 10	442	442	442
Series 11	10,000	3.80%		$0.95		$25.00	November 30, 2020	Series 12	244	244	244
Series 13	20,000	5.50%		$1.375		$25.00	May 31, 2021	Series 14	493	493	—
Series 15	40,000	4.90%		$1.225		$25.00	May 31, 2022	Series 16	988	988	—
									3,980	3,980	2,499

1
Each of the even numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10), 2.96 per cent (Series 12), 4.69 per cent (Series 14) and 3.85 per cent (Series 16). These rates reset quarterly with the then current T-Bill rate.

2
The odd numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then five-year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), 2.96 per cent (Series 11), 4.69 per cent, subject to a minimum of 5.50 per cent (Series 13) and 3.85 per cent, subject to a minimum of 4.90 per cent (Series 15).

3	Net of underwriting commissions and deferred income taxes.

4
The floating quarterly dividend rate for the Series 2 preferred shares is 2.792 per cent and for the Series 4 preferred shares is 2.152 per cent for the period starting December 29, 2017 to, but excluding, March 29, 2018. The floating quarterly dividend rate for the Series 6 preferred shares is 2.549 per cent for the period starting October 30, 2017 to, but excluding, January 30, 2018. These rates will reset each quarter going forward.